Document and Entity Information	9 Months Ended
Oct. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct 31, 2012
Trading Symbol	CLGL
Entity Registrant Name	CALIFORNIA GOLD CORP.
Entity Central Index Key	0001363573
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3

Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash	$ 384,358	$ 828,181	$ 1,268,254
Other receivables	0	5,907	0
Prepaid expenses	22,808	27,556	0
Prepaid expenses - related party		0	33,784
Total current assets	407,166	861,644	1,302,038
Property and equipment, net	6,544	7,865	0
Mining rights	91,250	47,500	20,000
Total assets	504,960	917,009	1,322,038
Current liabilities:
Accounts payable	83,894	50,333	27,129
Accounts payable - related party	67,682	0	52,250
Derivative liabilities	79,322	1,817,100	2,305,770
Other accrued liabilities - related party	43,000	2,500	2,500
Total current liabilities	273,898	1,869,933	2,387,649
Total liabilities	273,898	1,869,933	2,387,649
Stockholders' equity (deficit):
Preferred stock, par value $0.001 per share, 22,000,000 shares authorized; 22,000,000 shares issued and outstanding	22,000	22,000	22,000
Common stock, par value $0.001 per share, 300,000,000 shares authorized; 115,201,260 and 109,451,260 shares issued and outstanding at October 31, 2012 and January 31, 2012, respectively	115,201	109,451	92,701
Additional paid-in capital	2,459,590	2,037,546	1,678,791
Deficit accumulated during the exploration stage	(2,365,729)	(3,121,921)	(2,859,103)
Total stockholders' equity (deficit)	231,062	(952,924)	(1,065,611)
Total liabilities and stockholders' equity (deficit)	$ 504,960	$ 917,009	$ 1,322,038

Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	22,000,000	22,000,000	22,000,000
Preferred stock, shares issued	22,000,000	22,000,000	22,000,000
Preferred stock, shares outstanding	22,000,000	22,000,000	22,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	115,201,260	109,451,260	92,701,260
Common stock, shares outstanding	115,201,260	109,451,260	92,701,260

Consolidated Statements Of Expenses (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012
Expenses
Mineral property expenses	$ 37,987	$ 85,387	$ 220,872	$ 215,795	$ 355,653	$ 52,452	$ 433,755	$ 654,627
Bad debt expense	0	0	0	0	0	0	559,483	559,483
Depreciation expense	440	440	1,321	503	944	0	944	2,265
General and administrative expenses	170,803	222,960	861,616	773,824	940,985	489,756	2,089,166	2,950,782
Total operating expenses	209,230	308,787	1,083,809	990,122	1,297,582	542,208	3,083,348	4,167,157
Loss from operations	(209,230)	(308,787)	(1,083,809)	(990,122)	(1,297,582)	(542,208)	(3,083,348)	(4,167,157)
Other income (expenses):
Interest income	154	571	828	1,603	2,060	271	2,351	3,179
Interest expense	0	0	0	0	0	(1,621)	(1,763)	(1,763)
Realized and unrealized gain on derivatives, net	157,765	176,140	1,839,763	690,095	1,032,704	(1,062,247)	(29,543)	1,810,220
Amortization of debt discount	0	0	0	0	0	(9,618)	(9,618)	(9,618)
Foreign currency exchange loss	(369)	0	(590)	0				(590)
Total other income (expenses)	157,550	176,711	1,840,001	691,698	1,034,764	(1,073,215)	(38,573)	1,801,428
Net income (loss)	$ (51,680)	$ (132,076)	$ 756,192	$ (298,424)	$ (262,818)	$ (1,615,423)	$ (3,121,921)	$ (2,365,729)
Income (loss) per common share:
Income (loss) per common share - basic and diluted	$ 0	$ 0	$ 0.01	$ 0	$ 0	$ (0.03)
Weighted average number of common shares outstanding - basic and diluted	115,127,084	109,443,018	114,132,579	102,791,334	104,474,612	62,444,953

Consolidated Statements Of Changes In Stockholders' Deficit (USD $)	Total	Donated Services	Private Placement	Forgiveness Of Related Party Debt	Over Allotment Offering	Acquisition Of Mining Rights	Period Issuance 01	Period Issuance 01 Services	Period Issuance 01 Cash	Period Issuance 02 Cash	Period Issuance 02 Expenses Paid By Officer	Period Issuance 03 Cash	Common Stock	Common Stock Over Allotment Offering	Common Stock Acquisition Of Mining Rights	Common Stock Period Issuance 01 Services	Common Stock Period Issuance 01 Cash	Common Stock Period Issuance 02 Cash	Common Stock Period Issuance 02 Expenses Paid By Officer	Common Stock Period Issuance 03 Cash	Preferred Stock	Preferred Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Donated Services	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Forgiveness Of Related Party Debt	Additional Paid-in Capital Over Allotment Offering	Additional Paid-in Capital Acquisition Of Mining Rights	Additional Paid-in Capital Period Issuance 01	Additional Paid-in Capital Period Issuance 01 Services	Additional Paid-in Capital Period Issuance 01 Cash	Additional Paid-in Capital Period Issuance 02 Cash	Additional Paid-in Capital Period Issuance 03 Cash	Deficit Accumulated During the Development Stage
Balance at Jan. 31, 2005
Common stock issued (in shares)																	46,990,000	6,985,000		1,778,000
Common stock issued									$ 7,400	$ 11,000		$ 56,000					$ 46,990	$ 6,985		$ 1,778											$ (39,590)	$ 4,015	$ 54,222
Loss for the year ended	(29,275)																																	(29,275)
Balance at Jan. 31, 2006	45,125												55,753										18,647											(29,275)
Balance (in shares) at Jan. 31, 2006													55,753,000
Loss for the year ended	(21,158)																																	(21,158)
Balance at Jan. 31, 2007	23,967												55,753										18,647											(50,433)
Balance (in shares) at Jan. 31, 2007													55,753,000
Common stock issued (in shares)																12,700,000			31,000,002
Common stock issued								2,000			31,000					12,700			31,000											(10,700)
Loss for the year ended	(935,664)																																	(935,664)
Cancellation of common stock (in shares)													(44,450,000)
Cancellation of common stock	0												(44,450)										44,450
Common stock issued for convertible debentures (in shares)													1,190,000
Common stock issued for convertible debentures	595,000												1,190										593,810
Contributed capital		235,668																						235,668
Balance at Jan. 31, 2008	(48,029)												56,193										881,875											(986,097)
Balance (in shares) at Jan. 31, 2008													56,193,002
Common stock issued (in shares)																	4,000,000	120,000
Common stock issued									20,000	60,000							4,000	120													16,000	59,880
Loss for the year ended	(75,062)																																	(75,062)
Cancellation of common stock (in shares)													(2,000,000)
Cancellation of common stock	0												(2,000)										2,000
Balance at Jan. 31, 2009	(43,091)												58,313										959,755											(1,061,159)
Balance (in shares) at Jan. 31, 2009													58,313,002
Loss for the year ended	(182,521)																																	(182,521)
Cancellation of common stock (in shares)													(250,000)
Cancellation of common stock	0												(250)										250
Balance at Jan. 31, 2010	(225,612)												58,063										960,005											(1,243,680)
Balance (in shares) at Jan. 31, 2010													58,063,002
Common stock issued (in shares)																4,500,000
Common stock issued							234,445									4,500													229,945
Loss for the year ended	(1,615,423)																																	(1,615,423)
Cancellation of common stock (in shares)													(15,000,000)
Cancellation of common stock	(63,000)												(15,000)										(48,000)
Common stock issued for convertible debentures (in shares)													3,660,000
Common stock issued for convertible debentures	182,865												3,660										179,205
Contributed capital				157,291																						157,291
Common stock, preferred stock, and derivative warrants instruments sold at $0.025 per share, less offering costs of $3,500 and $15,500 in 2012 and 2011 respectively (in shares)													41,478,258									22,000,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.025 per share, less offering costs of $3,500 and $15,500 in 2012 and 2011 respectively			1,586,956										41,478									22,000			1,523,478
Derivatives resulting on above warrants issued	(1,323,133)																						(1,323,133)
Balance at Jan. 31, 2011	(1,065,611)												92,701								22,000		1,678,791											(2,859,103)
Balance (in shares) at Jan. 31, 2011													92,701,260								22,000,000
Common stock issued (in shares)															250,000
Common stock issued	17,500					17,500									250													17,250
Loss for the year ended	(262,818)																																	(262,818)
Common stock, preferred stock, and derivative warrants instruments sold at $0.025 per share, less offering costs of $3,500 and $15,500 in 2012 and 2011 respectively (in shares)														16,000,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.025 per share, less offering costs of $3,500 and $15,500 in 2012 and 2011 respectively					396,500									16,000													380,500
Derivatives resulting on above warrants issued	(544,034)																						(544,034)
Stock-based compensation (in shares)													500,000
Stock-based compensation	505,539												500										505,039
Balance at Jan. 31, 2012	$ (952,924)												$ 109,451								$ 22,000		$ 2,037,546											$ (3,121,921)
Balance (in shares) at Jan. 31, 2012													109,451,260								22,000,000

Consolidated Statements Of Changes In Stockholders' Deficit (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2011 Private Placement	Jan. 31, 2012 Over Allotment Offering	Jan. 31, 2012 Acquisition Of Mining Rights
Common stock, preferred stock, and derivative warrants instruments sold, per share	$ 0.025	$ 0.025
Common stock, preferred stock, and derivative warrants instruments sold, offering costs	$ 15,500	$ 3,500
Common stock issued, per share			$ 0.001

Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 756,192	$ (298,424)	$ (262,818)	$ (1,615,423)	$ (3,121,921)	$ (2,365,729)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	1,321	503	944	0	944	2,265
Stock-based compensation	125,000	0	505,539	234,445	1,008,652	125,000
Amortization of debt discount	0	0	0	9,618	9,618	9,618
Unrealized and realized gain on derivatives, net	(1,839,763)	(690,095)	(1,032,704)	1,062,247	29,543	(1,810,220)
Changes in operating assets and liabilities:
Other receivables	5,907	(5,907)	(5,907)	0	(5,907)	0
Accounts payable	33,561	19,713	23,204	(3,320)	(8,014)	25,547
Accounts payable - related party	67,682	(42,850)	(52,250)	34,521	157,665	225,347
Other accrued liabilities - related party	40,500	(2,500)	0	2,500	2,642	43,142
Interest accrued on notes payable from related party	0	0	0	1,621	1,621	1,621
Net cash used in operating activities	(572,073)	(581,546)	(817,764)	(307,575)	(1,952,713)	(2,524,786)
Cash flows from investing activities:
Purchase of property and equipment	0	(8,809)	(8,809)	0	(8,809)	(8,809)
Acquisition of mining rights	(40,000)	(10,000)	(10,000)	(20,000)	(30,000)	(70,000)
Net cash used in investing activities	(40,000)	(18,809)	(18,809)	(20,000)	(38,809)	(78,809)
Cash flows from financing activities:
Proceeds from related party loans	0	0	0	71,500	92,430	92,430
Proceeds from common and preferred stock issued, net of offering costs	168,250	396,500	396,500	1,586,956	2,790,273	2,958,523
Payments from cancellation of common stock	0	0	0	(63,000)	(63,000)	(63,000)
Net cash provided by financing activities	168,250	396,500	396,500	1,595,456	2,819,703	2,987,953
Net increase (decrease) in cash	(443,823)	(203,855)	(440,073)	1,267,881	828,181	384,358
Cash - beginning of period	828,181	1,268,254	1,268,254	373	0	0
Cash - end of period	384,358	1,064,399	828,181	1,268,254	828,181	384,358
Cash paid during the period for :
Interest			0	0	0
Income taxes			0	0	0
Noncash investing and financing activities:
Issuance of common stock for convertible notes	0	0	0	182,865	3,660	3,660
Re-class of derivatives related to convertible notes	0	0	0	91,365	91,365	91,365
Common stock cancellation	10,000	0	0	15,000	61,700	62,700
Issuance of common stock for acquisition of mining rights	3,750	17,500	17,500		17,500	21,250
Related Party Transactions
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	232,779	423,042				1,241,431
Changes in operating assets and liabilities:
Prepaid expenses		33,784	33,784	(33,784)	0
Noncash investing and financing activities:
Contributed capital			0	374	374	374
Related party note receivable write-off			0	0	557,927	557,927
All Other
Changes in operating assets and liabilities:
Prepaid expenses	4,748	(18,812)	(27,556)	0	(27,556)	(22,808)
Derivative
Noncash investing and financing activities:
Debt discount due to derivative liabilities			0	9,618	9,618	9,618
Issuance of derivative warrant instruments	101,985	544,035	544,035	1,323,133	1,867,168	1,716,992
Stockholders
Noncash investing and financing activities:
Contributed capital			$ 0	$ 157,665	$ 157,665	$ 157,665

General Organization and Business	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
General Organization and Business

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition, and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources, Inc. On August 9, 2007, the Company changed its name to US Uranium, Inc. On March 9, 2009, the Company changed its name to California Gold Corp.

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

California Gold Corp. (“California Gold” or the “Company”) is a Nevada corporation whose principal focus is the identification, acquisition and development of rare and precious metals mining properties in the Americas. The Company is still in the exploration stage and has not generated any revenues from its mining properties to date.

The Company was incorporated on April 19, 2004 under the name of Arbutus Resources Inc. On August 9, 2007, the Company changed its name to US Uranium Inc. On March 9, 2009, the Company changed its name to California Gold Corp.

Basis of Presentation	9 Months Ended
Oct. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Presentation

NOTE 2 - BASIS OF PRESENTATION

The accompanying unaudited interim consolidated financial statements as of October 31, 2012 and 2011 and for the three and nine months then ended have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information, and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission and on the same basis as the annual audited consolidated financial statements. The consolidated financial statements as of and for the three and nine months ended October 31, 2012 and 2011 are unaudited. In the opinion of management, these consolidated financial statements include all adjustments, which, unless otherwise disclosed, are of a normal recurring nature, necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. The results for interim periods are not necessarily indicative of results for the entire year. The balance sheet at January 31, 2012 has been derived from audited consolidated financial statements; however, the notes to the consolidated financial statements do not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements. The accompanying unaudited interim consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended January 31, 2012 as filed with the SEC.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. Equity investments in which the Company exercises significant influence, but does not control and is not the primary beneficiary, are accounted for using the equity method of accounting. Investments in which the Company does not exercise significant influence over the investee are accounted for using the cost method of accounting. All material intercompany balances and transactions have been eliminated.

Mineral Rights, Exploration and Development Costs

Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. As of October 31, 2012 and January 31, 2012, the Company capitalized $91,250 and $47,500, respectively, of costs to acquire an interest in mineral rights related to the AuroTellurio Property (Note 4).

Under U.S. GAAP, all mineral exploration expenditures associated with efforts to search for and establish mineral reserves are expensed as incurred. Costs to acquire properties are capitalized. Mine development costs incurred to construct the infrastructure necessary to extract the reserves and prepare the mine for production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. For the three months ended October 31, 2012 and 2011, the Company recorded $37,987 and $85,387 of mineral exploration and development expenditures, respectively. For the nine months ended October 31, 2012 and 2011, the Company recorded $220,872 and $215,795 of mineral exploration and development expenditures, respectively. These expenditures were expensed as incurred and recorded as mineral property expenses in the Company’s consolidated statements of expenses.

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation - Stock Compensation, which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services. Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the three months ended October 31, 2012 and 2011, the Company recorded $74,997 and $82,498 in stock-based compensation, respectively. For the nine months ended October 31, 2012 and 2011, the Company recorded $357,779 and $423,042 in stock-based compensation, respectively. The Company’s stock-based compensation was recorded as a component of general and administrative expenses.

New Accounting Pronouncements

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. Equity investments in which we exercise significant influence, but do not control and are not the primary beneficiary, are accounted for using the equity method of accounting. Investments in which we do not exercise significant influence over the investee are accounted for using the cost method of accounting. All material intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of January 31, 2012 and 2011, and the reported revenues and expenses for the years then ended and cumulative from inception.  Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation and, at times, balances may exceed government insured limits. The Company has never experienced any losses related to these balances.

Mineral Rights, Exploration and Development Costs

Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. As of January 31, 2012 and 2011, the Company capitalized $47,500 and $20,000, respectively, of costs to acquire an interest in mineral rights related to the AuroTellurio Property (Note 3).

Under U.S. GAAP, all mineral exploration expenditures associated with efforts to search for and establish mineral reserves are expensed as incurred. Costs to acquire properties are capitalized. Mine development costs incurred to construct the infrastructure necessary to extract the reserves and prepare the mine for production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. During the years ended January 31, 2012 and 2011, the Company recorded $355,653 and $52,452 of mineral exploration and development expenditures, respectively. These expenditures were expensed as incurred and recorded as mineral property expenses in the Company’s consolidated statements of expenses.

Property and Equipment

The Company’s property and equipment is stated at cost less accumulated depreciation and consists of a vehicle.  Expenditures for property acquisitions, development, construction, improvements and major renewals are capitalized. The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful life of the vehicle, which is 5 years. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation will be removed from the accounts and any gain or loss will be reflected in the gain or loss from operations.

Derivative Financial Instruments

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For warrants and convertible derivative financial instruments, the Company uses the Black-Scholes model to value the derivative instruments at inception and subsequent valuation dates.  The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, Derivatives and Hedging. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Fair Value Measurements

The Company measures fair value in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation - Stock Compensation , which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services.  Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the years ended January 31, 2012 and 2011, the Company recorded $505,539 and $234,445, respectively, in stock-based compensation as a component of general and administrative expenses.

Net Earnings (Loss) per Common Share

Basic net earnings (loss) per common share are computed by dividing net earnings (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the diluted weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the years ended January 31, 2012 and 2011, the Company excluded options and outstanding warrants to purchase 11,000,000 and 19,369,565 shares of common stock, respectively, as the effect would be anti-dilutive.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes. Under FASB ASC Topic 740, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Acquisition-Related Costs

In the years ended January 31, 2012 and 2011, the Company incurred certain costs related to the AuroTellurio Acquisition (Note 3). Those costs included legal, valuation, travel, and other professional or consulting fees. The Company accounted for those acquisition-related costs under FASB ASC Topic 805, Business Combinations . The costs were recognized as mineral property expenses in the periods in which the costs were incurred and the services received. The Company recorded $355,653 and $52,452 in those costs for the years ended January 31, 2012 and 2011, respectively.

New Accounting Pronouncements

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

Mining Rights	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Mining Rights

NOTE 4 - MINING RIGHTS

As of October 31, 2012 and January 31, 2012, the Company had $91,250 and $47,500, respectively, of mineral rights related to the AuroTellurio Property, discussed below.

On February 11, 2011, the Company entered into a property option agreement (the “AuroTellurio Option Agreement”) with Mexivada Mining Corp. (“Mexivada”) to acquire up to an 80% interest in Mexivada’s concessions comprising its AuroTellurio tellurium-gold-silver property (the “La Viuda Concessions,” the “AuroTellurio Property” or the “Property”) in Mexico.

Under the terms of the AuroTellurio Option Agreement, the Company will acquire up to an 80% legal and beneficial ownership interest in the AuroTellurio Property by making certain cash payments and share issuances to Mexivada and incurring certain exploration expenditures on the Property. See Note 10 for the Company’s commitments under the AuroTellurio Option Agreement.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico. Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions. Prior to the first closing under the AuroTellurio Option Agreement on August 4, 2011, the Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program. The agreement became effective June 17, 2011, runs for a term of 12 months and may be extended for two additional years under the same terms. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. In June 2012, the agreement was extended for an additional year.

On August 4, 2011, the Company conducted the first closing under the AuroTellurio Option Agreement. The purchase price for the first closing was $30,000 in cash and 250,000 common shares, fair valued at $17,500 based on the market price on the date of issuance. The $30,000 in cash includes the $20,000 deposits paid to Mexivada in December 2010 in connection with signing the binding offer letter agreement, which provided the Company with additional time to perform its due diligence, raise financing, and prepare a definite purchase agreement. At the closing, the Company paid the remaining $10,000 cash and issued the 250,000 common shares.

In exchange, the Company received from Mexivada four fully executed title deeds, each transferring to the Company a twenty percent (20%) interest in the La Viuda Concessions comprising the AuroTellurio Property, to be held in escrow by the Company's counsel until fully vested in accordance with their terms. If the Company defaults on its commitments under the AuroTellurio Option Agreement or otherwise determines not to proceed with the acquisition of the AuroTellurio Property, all unvested interests and related title deeds in the AuroTellurio Property will be returned to Mexivada.

On the first anniversary of the closing, the first $750,000 requirement per year was reached by the Company, per the AuroTellurio Option Agreement (Note 10). The Company made a payment of $40,000 on August 10, 2012 and issued 250,000 shares on August 28, 2012, fair valued at $3,750 based on the market price on the date of issuance. Having met all the required conditions, the first 20% interest in the La Viuda Concessions has vested in the Company as of August 28, 2012.

NOTE 3 - MINING RIGHTS

On February 11, 2011, the Company entered into a property option agreement (the “AuroTellurio Option Agreement”) with Mexivada Mining Corp. (“Mexivada”) to acquire up to an 80% interest in Mexivada’s concessions comprising its AuroTellurio tellurium-gold-silver property (the “La Viuda Concessions,” the “AuroTellurio Property” or the “Property”) in Mexico.

The Company will earn a twenty (20%) vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program by August 4, 2012 and up to an additional sixty (60%) interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program by August 4th of each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled. As of January 31, 2012, none of the 20% interests have been yet vested. See Note 12 for all of the Company’s commitments under the AuroTellurio Option Agreement.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico. Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions. Prior to the first closing under the AuroTellurio Option Agreement on August 4, 2011, the Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program. The agreement became effective June 17, 2011, runs for a term of 12 months and may be extended for two additional years under the same terms. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land.

On August 4, 2011, the Company conducted the first closing under the AuroTellurio Option Agreement. The purchase price for the first closing was $30,000 in cash and 250,000 common shares, fair valued at $17,500 based on the market price on the date of issuance. The $30,000 in cash includes the $20,000 deposits paid to Mexivada in December 2010 in connection with signing the binding offer letter agreement, which provided the Company with additional time to perform its due diligence, raise a financing, and prepare a definite purchase agreement. At the closing, the Company paid the remaining $10,000 cash and issued the 250,000 common shares.

In exchange, the Company received from Mexivada four fully executed title deeds, each transferring to the Company a 20% interest in the La Viuda Concessions comprising the AuroTellurio Property, to be held in escrow by the Company's counsel until fully vested in accordance with their terms. If the Company defaults on its commitments under the AuroTellurio Option Agreement or otherwise determines not to proceed with the acquisition of the AuroTellurio Property, all unvested interests and related title deeds in the AuroTellurio Property will be returned to Mexivada.

Property And Equipment	12 Months Ended
Jan. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of January 31, 2012 and 2011:

	January 31,	January 31,
	2012	2011
Vehicles	$8,809	$-
Less: accumulated depreciation	(944)	-
Property and equipment, net	$7,865	$-

Depreciation expense for the years ended January 31, 2012 and 2011 was $944 and $0, respectively, and is reflected in the total operating expenses of the Company.

Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

Compensation of Officers and Directors

Officers and directors fees totaled $13,500 and $13,500 for the three months ended October 31, 2012 and 2011, respectively. Officers and directors fees totaled $40,500 and $50,000 for the nine months ended October 31, 2012 and 2011, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

As of October 31, 2012 and January 31, 2012, the Company owed its officers and directors $43,000 and $2,500, respectively, for January – October 2012 unpaid fees, which were recorded as other accrued liabilities - related party in its consolidated balance sheets.

Legal Fees

Effective December 1, 2010, the Company entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company paid a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. After the agreement expired in November 2011, the stockholder continued to provide these legal services at $6,000 per month. For the three and nine months ended October 31, 2012, the Company incurred $18,000 and $58,500 in legal fees relating to these services, respectively. For the three and nine months ended October 31, 2011, the Company incurred $16,500 and $49,500 in legal fees under this agreement, respectively.

Additionally, the Company agreed to pay a flat fee of $50,000 for legal representation relating to the acquisition of the AuroTellurio Property from Mexivada. The Company reached the maximum payment of $50,000 per the addendum as of October 31, 2011.

The Company also paid legal fees (calculated and billed on an hourly basis) for the preparation and filing of its resale registration statement of the Form S-1 covering the shares of the Company’s common stock underlying the warrants contained in the units sold in the 2010/2011 private placement offering. For the three and nine months ended October 31, 2012, the Company incurred $237 and $39,014 in legal fees for preparation of its registration statements of the Form S-1, respectively. For the three and nine months ended October 31, 2011, the Company incurred $4,623 and $12,223 in fees relating to these services, respectively.

For the three months ended October 31, 2012 and 2011, the Company’s total professional legal fees to a stockholder were $21,703 and $59,445, respectively. For the nine months ended October 31, 2012 and 2011, the Company’s total professional legal fees were $127,349 and $139,551, respectively. The legal fees primarily related to SEC filings and other general corporate matters and were included as a component of general and administrative expenses and acquisition-related costs. A total of $65,182 outstanding payable for legal services provided was included in the Company’s consolidated balance sheets as of October 31, 2012, compared to $0 outstanding as of January 31, 2012.

Consulting and Other Professional Fees

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, ran for 12 months and was extended for an additional 12 months beginning January 1, 2012. The Company incurred $18,000 and $54,000 for the three and nine months ended October 31, 2012 and 2011, respectively, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided of $1,237 and $10,376 for the three and nine months ended October 31, 2012, respectively. The Company reimbursed ICS for the expenses related to the services provided of $2,296 and $8,649 for the three and nine months ended October 31, 2011, respectively. As of October 31, 2012 and January 31, 2012, the Company had no outstanding payables to ICS.

On February 28, 2011, the Company issued 500,000 shares to a stockholder in consideration of consulting services rendered to the Company and recorded the $0 and $10,555 of stock-based compensation expense in the three and nine months ended October 31, 2011. The stock-based compensation expense was included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.

On June 6, 2011, the Company entered into a consulting agreement with another stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for the period through June 5, 2013, for a monthly compensation fee of $6,000. Beginning February 6, 2012, the monthly consulting fee was reduced to $3,000 and then reversed back to $6,000 per month starting June 6, 2012. Additionally, in May 2012, the Company paid back the reduced fees for the months of March 2012 through May 2012 to the stockholder. The Company incurred $18,000 and $54,000 in consulting fees related to this agreement for the three and nine months ended October 31, 2012, respectively, which were included as a component of general and administrative expenses. For the three and nine months ended October 31, 2011, the Company recorded $18,000 and $30,000, respectively, in consulting fees to this stockholder. As of October 31, 2012 and January 31, 2011, the Company recorded payables to the stockholder in the amount of $2,500 and $0, respectively.

NOTE 5 - RELATED PARTY TRANSACTIONS

Conversion of Related Party Note Payables

Modified Promissory Notes

Between September 2009 and October of 2010, an officer and three stockholders loaned the Company an aggregate of $31,500 for working capital purposes. The loans bore interest between 0% and 10% and were unsecured.  On October 13, 2010, these loans were amended to require their mandatory conversion, without interest, at a conversion price of $0.025 per share upon the initial closing of a private placement offering, which occurred on December 22, 2010.  In addition, the interest rates on all of the notes were reduced to zero and the accrued interest on the notes totaling $1,511 was forgiven.

The Company evaluated the aforementioned loan modifications under FASB ASC 470-50 and determined the modifications qualified as an extinguishment of debt due to a substantive conversion option being added. In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A gain on the extinguishment of $1,511 was recorded as additional paid-in capital. The Company also evaluated the conversion options under FASB ASC 815-15 for derivative treatment and determined the conversion options were not required to be accounted for as derivatives.

Upon the initial closing of a private placement offering on December 22, 2010, the $31,500 promissory notes were converted to 1,260,000 common shares at $0.025 per share. See Note 8.

Convertible Notes

In June 2010, a stockholder loaned the Company $10,000 for working capital purposes. The loan was unsecured, bore interest of 10 percent per annum, and was initially due in June 2011. On September 16, 2010, this loan was modified whereby the interest rate was reduced to zero and the term of the loan was revised to September 2011. In addition, a conversion option was added whereby the note was convertible at the holder’s option at $0.03 and mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering.

The Company evaluated the aforementioned loan modification under FASB ASC 470-50 and determined the modification qualified as an extinguishment of debt due to a substantive conversion option being added. The Company also evaluated the conversion option under FASB ASC 815-15 for derivative treatment and determined the conversion option was required to be accounted for as a derivative due to the conversion rate reset provision. The issuance date fair value of the conversion option was determined to be $2,137 (see Note 6). In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A net loss on the extinguishment of $1,885 was recorded as additional paid-in capital.

On September 16, 2010, the Company issued related party convertible notes totaling $45,000 to an officer and two stockholders. The convertible notes were non-interest bearing, initially due in one year, and were convertible at the option of the borrower into common shares at a conversion rate of $0.03 per share. In addition, the notes were mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering.

The Company evaluated the conversion options for the remaining $45,000 notes under FASB ASC 815-15 and determined they were required to be accounted for as a derivative due to the conversion rate reset provisions. The issuance date fair value of the conversion options was determined to be $9,618 (see Note 5). This original fair value was recorded as a discount on the notes and was to be amortized over the life of the notes using the effective interest rate method. At the date of the conversion on December 22, 2010, any unamortized debt discount was recorded as an expense and included in other expenses on the statement of expenses as of January 31, 2011.

On September 16, 2010, the Company issued another related party convertible note totaling $5,000 to a stockholder. However, the money on the note was not received by the Company until the initial closing of a private placement offering and therefore, the Company concluded it did not qualify for derivative treatment under FASB ASC 815-15.

Upon the initial closing of a private placement offering on December 22, 2010, all convertible notes were converted to 2,400,000 common shares at $0.025 per share. See Note 8.

Compensation of Officers and Directors

Officers and director fees totaled $66,000 and $2,500 for the years ended January 31, 2012 and 2011, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

Legal, Consulting and Other Professional Fees

Effective December 1, 2010, the Company entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company shall pay a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. As of January 31, 2011, the Company had an outstanding advance payment for these services in the amount of $22,000 and incurred $11,000 in legal fees. For the year ended January 31, 2012, the Company incurred $60,500 under this agreement. In May 2011, the Company signed an addendum to the retainer agreement for legal representation relating to the Mexivada acquisition. The Company reached the maximum payment of $50,000 per the addendum as of January 31, 2012.

For the years ended January 31, 2012 and 2011, the Company’s professional legal fees to a stockholder totaled $150,550 and $187,354 respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred were included as a component of general and administrative expenses. There was no outstanding payable due to a stockholder for legal services as of January 31, 2012, compared to $46,250 outstanding as of January 31, 2011.

Additionally, the Company incurred consulting expenses with one of its stockholders, which provided the Company with regular and customary capital markets and corporate finance consulting advice. The Company paid $0 and $11,783 in consulting fees during the years ended January 31, 2012 and 2011. The $11,783 fees were recorded as a prepaid expense in the Company’s consolidated balance sheets as of January 31, 2011.

On June 6, 2011, the Company entered into consulting agreement with another stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for a minimum period through June 5, 2013 for a monthly compensation fee of $6,000. The Company incurred $48,000 in consulting fees related to this agreement for the year ended January 31, 2012, which were included as a component of general and administrative expenses. During the year ended January 31, 2012, no additional services were provided to the Company by this stockholder. During the year ended January 31, 2011, the Company incurred a total of $13,819 for certain acquisition-related consulting and marketing services provided by the stockholder.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, ran for 12 months and was extended for an additional 12 months beginning January 1, 2012. The Company incurred $72,000 and $6,000 in management fees for the years ended January 31, 2012 and 2011, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided of $9,291 and $0 for the years ended January 31, 2012 and 2011. As of January 31, 2012 and 2011, the outstanding payable to ICS was $0 and $6,000, respectively, recorded in the Company’s consolidated balance sheets.

Securities Purchases and Issuances

Baybak Family Partners, Ltd. purchased 8,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $200,000. Michael Baybak, the Company’s stockholder, has voting and investment power with respect to the shares owned by Baybak Family Partners, Ltd..

GRQ Consultants, Inc. 401K purchased 6,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $150,000. Barry Honig, the Company’s stockholder, has voting and investment power with respect to the shares owned by GRQ Consultants, Inc. 401K.

Gottbetter & Partners, LLP, the Company’s stockholder, purchased 8,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $200,000.

In connection with the terms of the 2007 Cromwell merger, and cancellation and reversal of the merger, an officer and director of the Company made advances to, and incurred expenses on behalf of the Company of $31,000. The Company reimbursed this officer by issuing 31,000,000 shares.  On December 22, 2010, the Company repurchased and cancelled 13,000,000 of those shares from its officer at a price of $13,000.

In December 2010, the Company issued 500,000 shares of its restricted common stock, fair valued at $12,500, to its stockholder for legal services provided to the Company, which was recorded as the stock-based compensation expense in the general and administrative expenses on the consolidated statements of operations during the year ended January 31, 2011.

In January 2011, the Company entered into a consulting agreement with one of the Company’s stockholders, which provided consulting services related to the Company’s business development and corporate finance for a term of 90 days, commencing on January 18, 2011. In February 2011, in consideration of provided services, the Company issued 500,000 shares of its restricted common stock to this stockholder and recorded the $10,555 and $1,945 of stock-based compensation expense for services provided to the Company in the years ended January 31, 2012 and 2011. The stock-based compensation expense was included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.

Derivative Liabilities	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 6 - DERIVATIVE LIABILITIES

Derivative Warrant Instruments

In the December 2010 and January 2011 Unit Offering, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $1,323,133 at the grant dates as of December 22, 2010 and January 13, 2011. These estimates were re-valued as being $12,691 and $1,383,475 at the balance sheet dates as of October 31, 2012 and January 31, 2012, respectively. The Company recorded a $125,175 and $1,370,784 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2012, respectively, and a $128,981 and $631,480 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2011, respectively.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate (1)	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

In April 2011, the Company added to the Unit Offering an over-allotment option. As such, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $71,973, $131,077, and $88,824 at the grant dates of April 7, 2011, April 13, 2011, and April 30, 2011, respectively. The April 2011 grants were re-valued as being $16,934 and $211,117 at the balance sheet date of October 31, 2012 and January 31, 2012, respectively. The Company recorded a $20,058 and $194,183 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2012, respectively, and a $22,123 and $53,485 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2011, respectively.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range (1)	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

In June and July 2011, the Company closed its first and second over-allotment options. The Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $149,203 and $102,957 at the grant dates of June 15, 2011 and July 15, 2011, respectively. The grants were re-valued as being $26,389 and $222,508 at the balance sheet date of October 31, 2012 and January 31, 2012. The Company recorded a $12,541 and $196,119 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2012, respectively, and a $25,036 and $5,130 change in value as unrealized gain in non-operating income for the three and nine months ended October 31, 2011.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range (1)	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

As of February 1, 2012, the Company amended the terms of the warrants issued during the 2010/2011 private placement offerings, such that (i) their term has been extended by six months and (ii) one-half of the warrants (19,369,565) retain the exercise price of $0.125 per share and the other one-half of the warrants (19,369,564) have an exercise price of $0.05 per share.

As a result of the issuance of the March 2012 Units at $0.04 per unit (Note 8), a weighted average anti-dilution adjustment was made with respect to those warrants exercisable for 19,369,565 of the shares being offered at the original exercise price of $0.125 per share. Since the $0.04 price per unit of the March 2012 Units was lower than the $0.125 warrant exercise price, the exercise price with respect to these 19,369,565 warrants was lowered to $0.12, post March 2012 Unit Offering, and the aggregate number of shares issuable upon exercise of these warrants was increased to 20,176,630. Because the anti-dilution provisions of the warrants call for rounding to the nearest cent, no adjustments were required for other 19,369,564 warrants having an exercise price of $0.05 per share. The valuation of the warrants at October 30, 2012 reflects the new terms.

In March 2012, pursuant to a private placement offering, the Company issued 4,250,000 warrants to purchase 0.5 shares of common stock per unit. The Company recorded a derivative liability upon issuance of the warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $101,985 at the grant date of March 16, 2012. The grants were re-valued as being $23,308 at the balance sheet date of October 31, 2012. The Company recorded a $9 change in value as unrealized loss in non-operating expense for the three months ended October 31, 2012 and a $78,677 change in value as unrealized gain in non-operating income for the nine months ended October 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	2,125,000
Market price of the Company’s common stock on the measurement date	$0.05
Exercise price	$0.06
Risk free interest rate (1)	0.37%
Dividend yield	0.00%
Volatility	295.28%
Expected exercise term in years	2.0

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The following is a summary of the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet dates at October 31, 2012 and January 31, 2012, respectively:

	October 31, 2012	January 31, 2012

Common stock issuable upon exercise of warrants	41,671,194	38,739,129
Market price of the Company’s common stock on the measurement dates	$0.012	$0.064
Exercise price	$ 0.05 - 0.12	$0.125
Risk free interest rate range (1)	0.11 - 0.30%	0.08-0.13%
Dividend yield	0.00%	0.00%
Volatility range	242.55 - 337.17%	288.34%
Expected exercise term in years	0.14-1.37	0.39-0.95

(1)	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.

NOTE 6 - DERIVATIVE LIABILITIES

Convertible Notes

As discussed in Note 5, $55,000 in outstanding convertible notes qualified for derivative treatment under FASB ASC 815-15 due to conversion rate reset provisions. The Company estimated the fair value of these liabilities on September 16, 2010 to be $11,755. $2,137 was included in the gain/loss determination for extinguished debt and $9,618 was recorded as a discount on the associated debt.

The derivative liabilities were fair valued on December 22, 2010, the conversion date, at $91,365 resulting in a loss on the change in fair value of $79,610 for the year ended January 31, 2011. Due to conversion, the Company re-classed derivative liabilities associated to convertible notes to equity, in accordance with FASB ASC 815. Additionally, any unamortized debt discount was recorded as an expense and included in other expenses on the statement of expenses as of January 31, 2011.

The Company used the Black-Scholes option pricing model to estimate the fair values with the following assumptions: the market price of the Company’s common stock on the measurement dates of $0.01 and $0.05, no expected dividend yield; expected volatilities ranging from 246% to 271%; risk-free interest rates of 0.25%; and expected terms ranging from 1 to 0.7 years.

Derivative Warrant Instruments

In the December 2010 and January 2011 Unit Offering, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $1,323,133 at the grant dates as of December 22, 2010 and January 13, 2011. These estimates were re-valued as being $1,383,475 and $2,305,770 at the balance sheet dates as of January 31, 2012 and 2011, respectively. The Company recorded a $922,295 change in value of the derivative liability as unrealized gain in non-operating income for the year ended January 31, 2012 and a 1,062,247 change in value during the year ended January 31, 2011, as unrealized loss.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

In April 2011, the Company added to the Unit Offering a first over-allotment option. As such, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $71,973, $131,077, and $88,824 at the grant dates of April 7, 2011, April 13, 2011, and April 30, 2011, respectively. The April 2011 grants were re-valued as being $211,117 at the balance sheet date of January 31, 2012. The Company recorded an $80,757 change in value as unrealized gain in non-operating income for the year ended January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

In June and July 2011, the Company closed its first and second over-allotment options. The Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $149,203 and $102,957 at the grant dates of June 15, 2011 and July 15, 2011, respectively. The grants were re-valued as being $222,508 at January 31, 2012. The Company recorded a $29,652 change in value as unrealized gain in non-operating income for the year ended January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The following is a summary of the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet dates at January 31, 2012 and January 31, 2011, respectively:

	January 31,	January 31,
	2012	2011

Common stock issuable upon exercise of warrants	38,739,129	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.064	$0.087
Exercise price	$0.125	$0.125
Risk free interest rate range (1)	0.08-0.13%	0.42%
Dividend yield	0.00%	0.00%
Volatility	288.34%	266.74%
Expected exercise term in years	0.39-0.95	1.40

(1)	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 7 - FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic 820, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This Topic requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Pricing inputs other than quoted market prices included in Level 1 that are based on observable market data and are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means.

Level 3: Pricing inputs that are unobservable or less observable from objective sources. Unobservable inputs should only be used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Certain assets and liabilities are reported at fair value on a recurring or nonrecurring basis in the Company’s balance sheet. The following methods and assumptions were used to estimate the fair values:

Cash, Other receivables, Prepaid expenses, Accounts payable, Accounts payable - related party, and Other accrued liabilities - related party

The carrying amounts approximate fair value because of the short-term nature or maturity of the instruments.

Derivative liabilities

The Company’s determination of fair value of its derivative instruments incorporates various factors required under FASB Topic ASC 815. The fair values of the Company’s derivatives are valued using less observable data from objective sources as inputs into internal valuation models. Therefore, the Company considers the fair value of its derivatives to be Level 3 hierarchy. At October 31, 2012 and January 31, 2012, the aggregate Level 3 fair value of the derivative liabilities was $79,322 and $1,817,100, respectively.

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Three Months Ended		Nine Months Ended
	October 31,		October 31,
	2012	2011	2012	2011
Balances as of July 31, 2012 and 2011 and January 31, 2012 and 2011	$237,087	$2,335,849	$1,817,100	$2,305,770
Change in fair value	(157,765)	(176,140)	(1,839,763)	(690,095)
Additions	-	-	101,985	544,034
Ending balances as of October 31, 2012 and 2011	$79,322	$2,159,709	$79,322	$2,159,709

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended October 31, 2012 and 2011	$157,765	$176,140	$1,839,763	$690,095

NOTE 7 - FAIR VALUE MEASUREMENTS

As defined in FASB ASC Topic 820, fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This Topic requires disclosure that establishes a framework for measuring fair value and expands disclosure about fair value measurements. The statement requires fair value measurements be classified and disclosed in one of the following categories:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The Company considers active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Pricing inputs other than quoted market prices included in Level 1 that are based on observable market data and are directly or indirectly observable for substantially the full term of the asset or liability. These include quoted market prices for similar assets or liabilities, quoted market prices for identical or similar assets in markets that are not active, adjusted quoted market prices, inputs from observable data such as interest rate and yield curves, volatilities or default rates observable at commonly quoted intervals or inputs derived from observable market data by correlation or other means.

Level 3: Pricing inputs that are unobservable or less observable from objective sources. Unobservable inputs should only be used to the extent observable inputs are not available. These inputs maintain the concept of an exit price from the perspective of a market participant and should reflect assumptions of other market participants. An entity should consider all market participant assumptions that are available without unreasonable cost and effort. These are given the lowest priority and are generally used in internally developed methodologies to generate management's best estimate of the fair value when no observable market data is available.

Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Certain assets and liabilities are reported at fair value on a recurring or nonrecurring basis in the Company’s consolidated balance sheets. The following methods and assumptions were used to estimate the fair values:

Cash, Due to third party, Prepaid expenses, Mining rights, Accounts payable, and Accrued liabilities

The carrying amounts approximate fair value because of the short-term nature or maturity of the instruments.

Derivative liabilities

The Company’s determination of fair value of its derivative instruments incorporates various factors required under FASB Topic ASC 815. The fair values of the Company’s derivatives are valued using less observable data from objective sources as inputs into internal valuation models. Therefore, the Company considers the fair value of its derivatives to be Level 3 hierarchy. At January 31, 2012 and 2011, the aggregate Level 3 fair value of the derivative liabilities was $1,817,100 and $2,305,770, respectively.

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs
	(Level 3)
	Year Ended January 31,
	2012	2011
Derivative liabilities - beginning balance	$2,305,770	$-
Additions	544,034	1,334,888
Reductions	-	(91,365)
Change in fair value	(1,032,704)	1,062,247
Derivative liabilities - ending balance	$1,817,100	$2,305,770

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2012 and 2011	$1,032,704	$(1,062,247)

Equity	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Equity [Abstract]
Equity

NOTE 8 - EQUITY

Private Placement Offering

On March 16, 2012, the Company completed the closing of a private placement offering pursuant to which the Company sold to various accredited investors and non-U.S. persons 4,250,000 Units of its securities for gross proceeds of $170,000, at an offering price of $0.04 per unit. The Company incurred closing costs of $1,750, resulting in net proceeds from the Offering of $168,250. Each of these Units consisted of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock at an exercise price of $0.06 per whole share. These warrants will be exercisable from issuance until twenty-four (24) months after the closing of this offering.

As of October 31, 2012, cumulatively, the Company has sold a total of 81,728,258 Units for a total price of $2,106,956. The Company incurred closing costs of $20,750, resulting in net proceeds from the Offering of $2,086,206. The Company plans to apply the net proceeds of the closings primarily towards the AuroTellurio Acquisition (Note 4) and for working capital purposes.

AuroTellurio Acquisition

On August 4, 2011, in connection with the First Closing under the AuroTellurio Option Agreement, the Company issued to Mexivada 250,000 shares of its restricted common stock, at $0.001 per share. The issued stock was fair valued at $17,500 based on the market price on the date of issuance.

On August 28, 2012, the Company issued to Mexivada an additional 250,000 shares of its restricted common stock, at $0.015 per share. The issued stock was fair valued at $3,750 based on the market price on the date of issuance.

NOTE 8 - EQUITY

Private Placement Offering

On December 22, 2010, the Company issued 3,660,000 shares to certain note holders upon conversion of outstanding convertible promissory notes at a conversion price of $0.025 per share.

On December 22, 2010, the Company sold to various persons 58,478,258 units of its securities for gross proceeds of $1,461,956, at $0.025 per unit. Each of 36,478,258 of the units consists of one common share and a warrant to purchase one-half share at $0.125 per whole share. Each of the remaining 22,000,000 units consists of one share of the Company’s Series A Convertible Preferred Stock and warrants to purchase one-half of one share of common stock. The warrants will be exercisable from issuance until eighteen months after the closing of the PPO.

On January 13, 2011, the Company sold an additional 5,000,000 Units for a total price of $125,000. The Company repurchased and cancelled 2,000,000 Units for $50,000.

During the year ended January 31, 2012, the Company sold an additional 16,000,000 Units for a total price of $400,000. As of January 31, 2012, cumulatively, the Company has sold a total of 77,478,258 Units for a total price of $1,936,956. The Company incurred closing costs of $19,000, resulting in net proceeds from the Offering of $1,917,956. The Company plans to apply the net proceeds of the closing primarily towards the AuroTellurio Acquisition (Note 3) and for working capital purposes.

AuroTellurio Acquisition

On August 4, 2011, in connection with the First Closing under the AuroTellurio Option Agreement, the Company issued to Mexivada 250,000 shares of its restricted common stock, at $0.001 per share. The issued stock was fair valued at $17,500 based on the market price on the date of issuance.

Gain on Forgiveness of Related Party Debt

The Company recorded a $157,291 net gain on forgiveness of related party debt as additional paid-in capital during the year ended January 31, 2011. The total net gain amount included a $1,511 forgiven accrued interest on modified promissory notes, discussed in Note 4, and a $157,665 gain on forgiven accounts payable to one of the Company’s stockholders for the past services. The total gain of $159,176 was offset by a $1,885 loss on the extinguishment of debt related to one of the convertible notes to a stockholder (see Note 6). The Company did not have forgiven debt in the year ended January 31, 2012.

Stock-Based Compensation	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-Based Compensation

NOTE 9 - STOCK-BASED COMPENSATION

Shares for Services

The Company recognized the total stock-based compensation expense for services of $125,000 during the nine months ended October 30, 2012 and of $10,555 during the nine months ended October 31, 2011.

On March 16, 2012, pursuant to the terms of an agreement between the Company and an unrelated party, the Company shall issue 1,000,000 common shares in exchange for investor and public relations consulting services. The shares were valued at $50,000, or $0.05 per share. The Company recorded $50,000 of stock-based compensation expense related to consulting services under this agreement. In July 2012, the Company reversed the non-cash issuance of 1,000,000 restricted shares of its common stock and a corresponding stock-based compensation expense of $50,000 due to an agreement cancellation.

On March 19, 2012, pursuant to the terms of an agreement between the Company and an unrelated party, the Company issued 1,250,000 shares in exchange for geological consulting services. The shares were valued at $125,000, or $0.10 per share. The Company recorded $125,000 of stock-based compensation expense related to consulting services under this agreement.

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and its stockholder, the Company agreed to issue 500,000 shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, $1,945 of which was recorded during the year ended January 31, 2011 and the difference of $10,555 was recorded in February 2011.

The Company valued the issued shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of October 31, 2012, 6,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. One-third of these options, or 3,666,667, vested on the date of the grant, with the remaining two-thirds vesting on the first and second anniversaries of the date of grant. As of October 31, 2012, the total of 7,000,000 options vested, which included an additional 3,333,333 options vested on July 27, 2012, the first anniversary of the grant date. All vested options are exercisable, in full or in part, at any time after vesting, until termination. On May 4, 2012, one of the Company’s directors resigned and therefore, all his 666,667 non-vested options terminated on that date and his vested but unexercised options of 333,333 expired and forfeited on August 4, 2012.

The Company recorded the stock-based compensation expense - related party attributable to options of $74,997 and $232,779 during the three and nine months ended October 31, 2012, respectively. The Company recorded the stock-based compensation expense - related party attributable to options of $82,498 and $412,487 during the three and nine months ended October 31, 2011, respectively. As of October 31, 2012, there was approximately $224,993 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the next year.

Outstanding options had $0 intrinsic value at October 31, 2012, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate (1)	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.0%

(1)	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

NOTE 9 - STOCK-BASED COMPENSATION

Shares for Services

Pursuant to a Consulting Services Agreement between the Company and an unrelated party, dated as of October 15, 2010, the Company issued 4,000,000 shares as consideration for professional services rendered relating to business development and corporate finance. The 4,000,000 shares were valued at $220,000, or $0.05 per share.

On December 15, 2010, the Company issued the 500,000 shares to a stockholder for legal services previously provided to the Company. The 500,000 shares were valued at $12,500, or $0.025 per share.

Pursuant to a Consulting Services Agreement as of January 18, 2011 between the Company and another stockholder of the Company, the Company agreed to issue the 500,000 restricted shares for future services relating to business development and corporate finance. The 500,000 shares were valued at $12,500, or $0.025 per share, $1,945 of which was recorded during the year ended January 31, 2011 and the difference of $10,555 was recorded in the following year.

The Company recognized non-cash stock-based compensation expense of $234,445 during the year ended January 31, 2011 in connection with these issuances, compared to $10,555 during the year ended January 31, 2012.

The Company valued the issued shares based on market value on the date of the agreements.

Stock Options

The Company has a stock-based compensation plan known as the 2007 Stock Option Plan (the “Plan”). The Plan provides for the granting of incentive and non-qualified stock options to acquire common shares in the capital of California Gold Corp. The number of shares authorized under the Plan is 16,000,000. As of January 31, 2012, 5,000,000 shares remain available for future grants under the Plan.

On July 27, 2011, the Company granted options to purchase 11,000,000 shares of its common stock to its employees and outside consultants. These options have a 10-year term and were granted with an exercise price of $0.09. The one third of these options, or 3,666,667, vested on the date of the grant, with the remaining two thirds vesting on the first and second anniversaries of the date of grant. All vested options are exercisable, in full or in part, at any time after vesting, until termination. As of January 31, 2012, no options were exercised or forfeited. The Company recorded stock-based compensation expense attributable to options of $494,984 during the year ended January 31, 2012. As of January 31, 2012, there was approximately $494,984 of total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over the period of 1.5 years.

Outstanding options had $0 intrinsic value at January 31, 2012, due to the exercise price being greater than the value of the Company’s common stock at the reporting date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

Convertible Debentures And Warrants	12 Months Ended
Jan. 31, 2012
Convertible Debt Disclosure [Abstract]
Convertible Debentures and Warrants

NOTE 10 - CONVERTIBLE DEBENTURES AND WARRANTS

On June 22, 2007 and June 28, 2007, the Company issued a series of convertible debentures.  In connection with a failed merger attempt in 2007, the money was loaned to the proposed merger partner and warrants were issued in connection with the conversion of the loans into common stock.  These warrants remain outstanding.

A summary of the status of 2007 warrants granted as of January 31, 2012 and 2011 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2011	1,190,000	$0.75
Outstanding at January 31, 2012	1,190,000	$0.75

A summary of the status of 2007 warrants outstanding as of January 31, 2012 is presented below:

Warrants Outstanding				Warrants Exercisable
		Weighted	Weighted		Weighted
Range of		Average	Average		Average
Exercise	Number	Remaining	Exercise	Number	Exercise
Prices	Outstanding	Life Years	Price	Exercisable	Price
$0.75	1,190,000	0.46	$0.75	1,190,000	$0.75

Income Taxes	12 Months Ended
Jan. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure

NOTE 11 - INCOME TAXES

No provision for federal income taxes has been recognized for the years ended January 31, 2012 and 2011 as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

The Company had deferred income tax assets as of January 31, 2012 and 2011 as follows:

	2012	2011

Loss carryforwards	$628,063	$351,569
Less - valuation allowance	(628,063)	(351,569)
Total net deferred tax assets	$-	$-

The Company had net operating loss carryforwards for income tax reporting purposes of $1,794,467 as of January 31, 2012, which may be offset against future taxable income. These net operating loss carryforwards may be carried forward in varying amounts until the time when they begin to expire in 2028 through 2032. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs or a change in the nature of the business.  Therefore, the amount available to offset future taxable income may be limited.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10 - COMMITMENTS AND CONTINGENCIES

In addition to a $30,000 cash payment and 250,000 stock issuance made at the First Closing under the AuroTellurio Option Agreement on August 4, 2011 (Note 4), assuming the Company exercises its right to acquire each of the four, twenty percent (20%) interests in the AuroTellurio Property, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing. In connection with the AuroTellurio Option Agreement, the Company will pay an aggregate total of $290,000 in cash and 1,650,000 common shares.

Under the terms of the AuroTellurio Option Agreement, the Company is also committed to incur $3,000,000 in cumulative exploration expenditures on the Property over a four-year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following six years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property. If costs of the exploration program exceed the agreed upon $3,000,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis. Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property.

The Company obtained a surface rights agreement, with the landowner on whose property the La Viuda Concessions are located, to conduct its mineral exploration program, effective June 17, 2011. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. The Company has completed the majority of Phase 1 of its 2011/2012 exploration program and has conducted mapping, trenching and sampling programs at the AuroTellurio Property as well as gravity and magnetic geophysical surveys, including a helicopter-borne magnetics and radiometric survey, in preparation for an initial 3,000-meter drilling program that is planned for implementation later in 2012 or early 2013.

 As of October 31, 2012, the Company incurred $654,627 since inception in its exploration and development expenditures, which are expensed as incurred. In addition to the Company’s mineral exploration expenditures, Mexivada accepted certain other Company’s expenses towards its minimum requirement of $750,000 per year such as a percentage of its accounting, legal and consulting fees, compensation of its officers and directors, and management support services, which were included as a component of general and administrative expenses in the Company’s consolidated statements of expenses. Mexivada accepted approximately $1,039,807 of total expenses as of June 30, 2012 (the date of the Company’s expenses reviewed by Mexivada) and confirmed that the amounts over $750,000 will be applied towards the second year requirements. Mexivada also confirmed that it will grant the 20% interest in the AutoTellurio project to the Company, after the Company makes the $40,000 cash payment and issues 250,000 of its shares to Mexivada in connection with the AuroTellurio Option Agreement. The $40,000 payment was made on August 10, 2012 and the 250,000 shares were issued to Mexivada on August 28, 2012.

NOTE 12 - COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

AuroTellurio Acquisition

In addition to $30,000 cash payment and 250,000 stock issuance made at the First Closing under the AuroTellurio Option Agreement on August 4, 2011 (Note 3), assuming the Company exercises its right to acquire each of the four twenty percent (20%) interests in the AuroTellurio Property, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing. In connection with the AuroTellurio Option Agreement, the Company will pay an aggregate total of $290,000 in cash and 1,650,000 common shares.

Under the terms of the AuroTellurio Option Agreement, the Company is also committed to incur $3,000,000 in cumulative exploration expenditures on the Property over a four year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property. If costs of the exploration program exceed the agreed upon $3,000,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis. Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property.

The Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program, effective June 17, 2011. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. The Company has begun its exploration program and it is currently conducting mapping, trenching and sampling programs at the AuroTellurio Property. These activities will be followed by planned gravity and magnetic geophysical surveys in preparation for an initial 3,000-meter drilling program that is planned for implementation in spring/summer 2012. As of January 31, 2012, the Company incurred $433,755 since inception in its exploration and development expenditures, which are expensed as incurred.

Effective November 4, 2011, the Company has entered into a geophysical survey agreement with MPX Geophysics Ltd. (“MPX”), pursuant to which MPX shall perform aerial surveys over the AuroTellurio Property early 2012 for an estimated amount of $69,260. For the year ended January 31, 2012, the Company incurred a total amount of $65,334, which was included as a component of mineral property expenses. Subsequent to January 31, 2012, the Company incurred an additional $6,926, which included standby charges of $3,000.

Other Commitments

During the years ended January 31, 2012 and 2011, the Company has entered into several consulting, legal, and administrative services agreements with related parties. See Note 5 for further details.

Subsequent Events	12 Months Ended
Jan. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 - SUBSEQUENT EVENTS

The Company evaluates subsequent events through the date when financial statements are filed with the SEC.

Private Placement Offering

As of February 1, 2012, the Company amended the terms of the warrants issued during the 2010/2011 private placement offerings (Notes 6 and 8) such that (i) their term has been extended by six months and (ii) one half of them (19,369,565) retain the exercise price of $0.125 per share and one half (19,369,564) have an exercise price of $0.05 per share.

On March 16, 2012, the Company completed the closing of a private placement offering pursuant to which the Company sold to various accredited investors and non-U.S. persons 4,250,000 units of its securities for gross proceeds of $170,000, at an offering price of $0.04 per unit. Each of these units consisted of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock at an exercise price of $0.06 per whole share. These warrants will be exercisable from issuance until twenty four (24) months after the closing of this offering.

Agreements

The Company renewed an independent contractor consulting agreement with James Davidson, pursuant to which the Company agreed to pay to Mr. Davidson $2,000 per month for 12 months beginning February 1, 2012 for his services rendered to the Company as the Chief Executive Officer. The Company also agreed to reimburse Mr. Davidson for all reasonable pre-approved out-of-pocket expenses incurred in connection with his performance under the agreement.

On March 16, 2012, the Company entered into a consulting agreement for the period of sixty (60) days, through May 16, 2012. Pursuant to the agreement, the Company will pay a consultant $125,000 and issue 1,000,000 common shares for the services to be provided during the period.

On March 19, 2012, the Company entered into an agreement with American Strategic Minerals Corporation, a Nevada corporation (“Amicor”) to receive a report from Amicor concerning the geological formations on two properties in Colorado. For the report delivery at the end of March 2012, the Company issued the 1,250,000 common shares, valued at $0.10 per share, for the total consideration of $125,000.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. Equity investments in which the Company exercises significant influence, but does not control and is not the primary beneficiary, are accounted for using the equity method of accounting. Investments in which the Company does not exercise significant influence over the investee are accounted for using the cost method of accounting. All material intercompany balances and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, CalGold de Mexico, S. de R.L. de C.V., formed to explore mining opportunities in Mexico. Equity investments in which we exercise significant influence, but do not control and are not the primary beneficiary, are accounted for using the equity method of accounting. Investments in which we do not exercise significant influence over the investee are accounted for using the cost method of accounting. All material intercompany balances and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of January 31, 2012 and 2011, and the reported revenues and expenses for the years then ended and cumulative from inception.  Actual results could differ from those estimates made by management.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation and, at times, balances may exceed government insured limits. The Company has never experienced any losses related to these balances.

Mineral Rights Exploration and Development Costs [Policy Text Block]

Mineral Rights, Exploration and Development Costs

Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. As of October 31, 2012 and January 31, 2012, the Company capitalized $91,250 and $47,500, respectively, of costs to acquire an interest in mineral rights related to the AuroTellurio Property (Note 4).

Under U.S. GAAP, all mineral exploration expenditures associated with efforts to search for and establish mineral reserves are expensed as incurred. Costs to acquire properties are capitalized. Mine development costs incurred to construct the infrastructure necessary to extract the reserves and prepare the mine for production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. For the three months ended October 31, 2012 and 2011, the Company recorded $37,987 and $85,387 of mineral exploration and development expenditures, respectively. For the nine months ended October 31, 2012 and 2011, the Company recorded $220,872 and $215,795 of mineral exploration and development expenditures, respectively. These expenditures were expensed as incurred and recorded as mineral property expenses in the Company’s consolidated statements of expenses.

Mineral Rights, Exploration and Development Costs

Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Such costs are carried as an asset of the Company until it becomes apparent through exploration activities that the cost of such properties will not be realized through mining operations. As of January 31, 2012 and 2011, the Company capitalized $47,500 and $20,000, respectively, of costs to acquire an interest in mineral rights related to the AuroTellurio Property (Note 3).

Under U.S. GAAP, all mineral exploration expenditures associated with efforts to search for and establish mineral reserves are expensed as incurred. Costs to acquire properties are capitalized. Mine development costs incurred to construct the infrastructure necessary to extract the reserves and prepare the mine for production are also capitalized once proven and probable reserves exist, and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. During the years ended January 31, 2012 and 2011, the Company recorded $355,653 and $52,452 of mineral exploration and development expenditures, respectively. These expenditures were expensed as incurred and recorded as mineral property expenses in the Company’s consolidated statements of expenses.

Property and Equipment

Property and Equipment

The Company’s property and equipment is stated at cost less accumulated depreciation and consists of a vehicle.  Expenditures for property acquisitions, development, construction, improvements and major renewals are capitalized. The cost of repairs and maintenance is expensed as incurred.  Depreciation is provided principally on the straight-line method over the estimated useful life of the vehicle, which is 5 years. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation will be removed from the accounts and any gain or loss will be reflected in the gain or loss from operations.

Derivative Financial Instruments

Derivative Financial Instruments

For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For warrants and convertible derivative financial instruments, the Company uses the Black-Scholes model to value the derivative instruments at inception and subsequent valuation dates.  The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period, in accordance with FASB ASC Topic 815, Derivatives and Hedging. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Fair Value Measurements

Fair Value Measurements

The Company measures fair value in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation - Stock Compensation, which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services. Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the three months ended October 31, 2012 and 2011, the Company recorded $74,997 and $82,498 in stock-based compensation, respectively. For the nine months ended October 31, 2012 and 2011, the Company recorded $357,779 and $423,042 in stock-based compensation, respectively. The Company’s stock-based compensation was recorded as a component of general and administrative expenses.

Stock-Based Compensation

The Company accounts for its stock-based compensation in which the Company obtains employee services in share-based payment transactions under FASB ASC Topic 718, Compensation - Stock Compensation , which requires the Company to expense the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of such instruments over the vesting period.

The Company also adopted FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees, to account for equity instruments issued to parties other than employees for acquiring goods or services.  Such awards for services are recorded at either the fair value of the consideration received or the fair value of the instruments issued in exchange for such services, whichever is more reliably measurable.

For the years ended January 31, 2012 and 2011, the Company recorded $505,539 and $234,445, respectively, in stock-based compensation as a component of general and administrative expenses.

Net Earnings (Loss) per Common Share

Net Earnings (Loss) per Common Share

Basic net earnings (loss) per common share are computed by dividing net earnings (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the diluted weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. For the years ended January 31, 2012 and 2011, the Company excluded options and outstanding warrants to purchase 11,000,000 and 19,369,565 shares of common stock, respectively, as the effect would be anti-dilutive.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Income Taxes. Under FASB ASC Topic 740, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes. The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  The Company establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about the realizability of the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Acquisition-Related Costs

Acquisition-Related Costs

In the years ended January 31, 2012 and 2011, the Company incurred certain costs related to the AuroTellurio Acquisition (Note 3). Those costs included legal, valuation, travel, and other professional or consulting fees. The Company accounted for those acquisition-related costs under FASB ASC Topic 805, Business Combinations . The costs were recognized as mineral property expenses in the periods in which the costs were incurred and the services received. The Company recorded $355,653 and $52,452 in those costs for the years ended January 31, 2012 and 2011, respectively.

New Accounting Pronouncements	New Accounting Pronouncements The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.	New Accounting Pronouncements The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

Property And Equipment (Tables)	12 Months Ended
Jan. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment consisted of the following as of January 31, 2012 and 2011:

	January 31,	January 31,
	2012	2011
Vehicles	$8,809	$-
Less: accumulated depreciation	(944)	-
Property and equipment, net	$7,865	$-

Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Liabilities for Estimated Fair Value of Derivative Warrant Instruments

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate (1)	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range (1)	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range (1)	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	2,125,000
Market price of the Company’s common stock on the measurement date	$0.05
Exercise price	$0.06
Risk free interest rate (1)	0.37%
Dividend yield	0.00%
Volatility	295.28%
Expected exercise term in years	2.0

(2)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The following is a summary of the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet dates at October 31, 2012 and January 31, 2012, respectively:

	October 31, 2012	January 31, 2012

Common stock issuable upon exercise of warrants	40,864,129	38,739,129
Market price of the Company’s common stock on the measurement dates	$0.012	$0.064
Exercise price	$ 0.05 - 0.125	$0.125
Risk free interest rate range (1)	0.11 - 0.30%	0.08-0.13%
Dividend yield	0.00%	0.00%
Volatility range	242.55 - 337.17%	288.34%
Expected exercise term in years	0.14-1.37	0.39-0.95

(1)	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.05 and 0.09
Exercise price	$0.125
Risk free interest rate	0.475%
Dividend yield	0.00%
Volatility	257.95%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.

In April 2011, the Company added to the Unit Offering a first over-allotment option. As such, the Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $71,973, $131,077, and $88,824 at the grant dates of April 7, 2011, April 13, 2011, and April 30, 2011, respectively. The April 2011 grants were re-valued as being $211,117 at the balance sheet date of January 31, 2012. The Company recorded an $80,757 change in value as unrealized gain in non-operating income for the year ended January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.08 and 0.10
Exercise price	$0.125
Risk free interest rate range	0.61 - 0.81%
Dividend yield	0.00%
Volatility range	268.16 - 284.75%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

In June and July 2011, the Company closed its first and second over-allotment options. The Company incurred liabilities for the estimated fair value of derivative warrant instruments in the form of warrants. The estimated fair value of the derivative warrant instruments was calculated using the Black-Scholes option pricing model and amounted to $149,203 and $102,957 at the grant dates of June 15, 2011 and July 15, 2011, respectively. The grants were re-valued as being $222,508 at January 31, 2012. The Company recorded a $29,652 change in value as unrealized gain in non-operating income for the year ended January 31, 2012.

The fair value of each warrant granted in the private placement offering has been estimated on the dates of grant using the Black-Scholes option pricing model, under the following assumptions:

Common stock issuable upon exercise of warrants	4,000,000
Market price of the Company’s common stock on the measurement dates	$0.07 and 0.08
Exercise price	$0.125
Risk free interest rate range	0.37 - 0.38%
Dividend yield	0.00%
Volatility range	257.60 - 259.63%
Expected exercise term in years	1.5

(1)	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.

The following is a summary of the assumptions used in the Black-Scholes option pricing model to estimate the fair value of the warrants as of balance sheet dates at January 31, 2012 and January 31, 2011, respectively:

	January 31,	January 31,
	2012	2011

Common stock issuable upon exercise of warrants	38,739,129	30,739,129
Market price of the Company’s common stock on the measurement dates	$0.064	$0.087
Exercise price	$0.125	$0.125
Risk free interest rate range (1)	0.08-0.13%	0.42%
Dividend yield	0.00%	0.00%
Volatility	288.34%	266.74%
Expected exercise term in years	0.39-0.95	1.40

(1)	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Fair Value Disclosures [Abstract]
Reconciliation of Changes in Fair Value of Assets and Liabilities Classified As Level 3

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Three Months Ended		Nine Months Ended
	October 31,		October 31,
	2012	2011	2012	2011
Balances as of July 31, 2012 and 2011 and January 31, 2012 and 2011	$237,087	$2,335,849	$1,817,100	$2,305,770
Change in fair value	(157,765)	(176,140)	(1,839,763)	(690,095)
Additions	-	-	101,985	544,034
Ending balances as of October 31, 2012 and 2011	$79,322	$2,159,709	$79,322	$2,159,709

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended October 31, 2012 and 2011	$157,765	$176,140	$1,839,763	$690,095

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs
	(Level 3)
	Year Ended January 31,
	2012	2011
Derivative liabilities - beginning balance	$2,305,770	$-
Additions	544,034	1,334,888
Reductions	-	(91,365)
Change in fair value	(1,032,704)	1,062,247
Derivative liabilities - ending balance	$1,817,100	$2,305,770

Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended January 31, 2012 and 2011	$1,032,704	$(1,062,247)

Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Fair Value of Options Granted Measured at Date of Grant Using Black-Scholes Model

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate (1)	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.0%

(1)	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

The fair value of options granted in July 2011 was measured at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Market price of the Company’s common stock on grant date	$0.09
Risk free interest rate	3.01%
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

Convertible Debentures And Warrants (Tables)	12 Months Ended
Jan. 31, 2012
Convertible Debt Disclosure [Abstract]
Summary Of The Status Of The Warrants Granted

A summary of the status of 2007 warrants granted as of January 31, 2012 and 2011 is as follows:

		Average
		Exercise
Description	Shares	Price

Outstanding at January 31, 2011	1,190,000	$0.75
Outstanding at January 31, 2012	1,190,000	$0.75

Schedule of Stockholders' Equity Note, Warrants or Rights

A summary of the status of 2007 warrants outstanding as of January 31, 2012 is presented below:

Warrants Outstanding				Warrants Exercisable
		Weighted	Weighted		Weighted
Range of		Average	Average		Average
Exercise	Number	Remaining	Exercise	Number	Exercise
Prices	Outstanding	Life Years	Price	Exercisable	Price
$0.75	1,190,000	0.46	$0.75	1,190,000	$0.75

Income Taxes (Tables)	12 Months Ended
Jan. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company had deferred income tax assets as of January 31, 2012 and 2011 as follows:

	2012	2011

Loss carryforwards	$628,063	$351,569
Less - valuation allowance	(628,063)	(351,569)
Total net deferred tax assets	$-	$-

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012	Jan. 31, 2012 Options and Warrants	Jan. 31, 2011 Options and Warrants	Oct. 31, 2012 General and Administrative Expense	Oct. 31, 2011 General and Administrative Expense	Oct. 31, 2012 General and Administrative Expense	Oct. 31, 2011 General and Administrative Expense	Jan. 31, 2012 General and Administrative Expense	Jan. 31, 2011 General and Administrative Expense	Aug. 04, 2011 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2011 AuroTellurio Option Agreement
Summary Of Significant Accounting Policies [Line Items]
Mineral Rights																		$ 91,250	$ 47,500	$ 20,000
Mineral property expenses	37,987	85,387	220,872	215,795	355,653	52,452	433,755	654,627
Stock-based compensation			125,000	0	505,539	234,445	1,008,652	125,000			74,997	82,498	357,779	423,042	505,539	234,445
Estimated useful life of the vehicle					5 years
Antidilutive securities excluded from computation of earnings per share, amount									11,000,000	19,369,565
Noncash Or Part Noncash Acquisition Noncash Financial Or Equity Instrument Consideration Value Of Shares Issued			$ 3,750	$ 17,500	$ 17,500		$ 17,500	$ 21,250									$ 17,500

Mining Rights - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	93 Months Ended	102 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended
	Aug. 28, 2012	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Aug. 28, 2012 Issuance of Equity	Aug. 10, 2012 Cash Payment	Oct. 31, 2012 Surface Rights Agreement	Jan. 31, 2012 Surface Rights Agreement	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Dec. 31, 2010 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2011 AuroTellurio Option Agreement	Aug. 28, 2012 AuroTellurio Option Agreement Issuance of Equity
Finite-Lived Intangible Assets [Line Items]
Mineral Rights														$ 91,250	$ 47,500	$ 20,000
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property												80.00%
Effective date									Jun 17, 2011	Jun 17, 2011
Exploration term									12 months	12 months				4 years	4 years
Exploration term, extended period									2 years	2 years
Exploration expense									14,400	14,400
Cash Paid in Acquisition								40,000			30,000
Stock issued in acqusition, restricted shares of common stock											250,000						250,000
Deposits made to Mexivada in connection with signing binding offer letter agreement													20,000
Cash paid for acquisition of mining rights											10,000
Number of fully executed title deeds received from Mexivada									4
Interest transferred by title deeds, % each									20.00%
First year funding requirement	750,000	750,000		750,000										750,000	750,000
Ownership interest vested on the first anniversary, %	20.00%	20.00%		20.00%			20.00%							20.00%	20.00%
Issuance of common stock for acquisition of mining rights		$ 3,750	$ 17,500	$ 17,500	$ 17,500	$ 21,250					$ 17,500

Property and equipment (Detail) (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Property, Plant and Equipment [Line Items]
Vehicles		$ 8,809	$ 0
Less: accumulated depreciation		(944)	0
Property and equipment, net	$ 6,544	$ 7,865	$ 0

Property And Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 440	$ 440	$ 1,321	$ 503	$ 944	$ 0	$ 944	$ 2,265

Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		14 Months Ended		1 Months Ended		12 Months Ended					3 Months Ended		9 Months Ended			9 Months Ended				1 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended
	Sep. 16, 2010	Oct. 31, 2012	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 31, 2010	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Dec. 22, 2010 Cromwell Merger	Jan. 31, 2012 Cromwell Merger	Dec. 22, 2010 Private Placement	Dec. 22, 2010 Private Placement Commercial Paper	Jan. 31, 2012 Related Party One	Jan. 31, 2011 Related Party One	Feb. 06, 2012 Related Party, Two	Jun. 06, 2011 Related Party, Two	Jun. 06, 2011 Related Party, Two	Oct. 31, 2012 Related Party, Two	Oct. 31, 2011 Related Party, Two	Oct. 31, 2012 Related Party, Two	Oct. 31, 2011 Related Party, Two	Jan. 31, 2011 Related Party, Two	Jan. 31, 2011 ICS	Oct. 31, 2012 ICS	Oct. 31, 2011 ICS	Oct. 31, 2012 ICS	Oct. 31, 2011 ICS	Jan. 31, 2012 ICS	Jan. 31, 2011 ICS	Oct. 31, 2010 Three Stockholders	Oct. 13, 2010 Three Stockholders	Jun. 30, 2010 Stockholder	Sep. 16, 2010 Officer and Two Stockholders	Jan. 31, 2012 Related Party Four	Jan. 31, 2011 Related Party Four	Jan. 31, 2012 Baybak Family Partners, Ltd Private Placement	Jan. 31, 2012 GRQ Consultants, Inc Private Placement	Jan. 31, 2012 Gottbetter Partners, LLP Private Placement	Oct. 31, 2012 Preparation and Submission of Regulatory Filings	Oct. 31, 2011 Preparation and Submission of Regulatory Filings	Oct. 31, 2012 Preparation and Submission of Regulatory Filings	Oct. 31, 2011 Preparation and Submission of Regulatory Filings	Oct. 31, 2010 Maximum Three Stockholders	Oct. 31, 2012 Maximum Preparation and Submission of Regulatory Filings	Oct. 31, 2010 Minimum Three Stockholders	Jun. 30, 2010 Minimum Stockholder Private Placement	Sep. 16, 2010 Minimum Officer and Two Stockholders Private Placement	Jul. 31, 2012 monthly fee	Oct. 31, 2012 monthly fee	Oct. 31, 2012 month-to-month basis	Oct. 31, 2011 month-to-month basis	Oct. 31, 2012 month-to-month basis	Oct. 31, 2011 month-to-month basis	Oct. 31, 2012 Directors And Officers	Jan. 31, 2012 Directors And Officers
Related Party Transaction [Line Items]
Compensation of officers and directors							$ 13,500	$ 13,500	$ 40,500	$ 50,000	$ 66,000	$ 2,500
Unpaid fees to officers and directors		43,000					43,000		43,000		2,500	2,500																																														2,500	2,500
Legal fees							21,703	59,445	127,349	139,551	150,550	187,354						11,000																									237	4,623	39,014	12,223		50,000				5,500	6,000	18,000	16,500	58,500	49,500
Retainer agreement term									12 months
Accounts payable for legal services		65,182					65,182		65,182		0	46,250
Service Agreement Monthly payment																												6,000		6,000
Agreement term																														12 months
Agreement, extended term																														12 months
Management Fees																											6,000	18,000	18,000	54,000	54,000	72,000	6,000
Management fees, reimbursed																												1,237	2,296	10,376	8,649	9,291	0
Accounts payable - related party		67,682					67,682		67,682		0	52,250										2,500		2,500		0	6,000	0		0		0	6,000
Common stock issued for consulting services (in shares)			1,000,000	500,000	500,000	500,000			1,250,000
Stock-based compensation expense for consulting service			50,000	10,555	12,500	12,500		0	125,000	10,555	10,555	1,945
Consulting fees with stockholders																	60,500	22,000		48,000		18,000	18,000	54,000	30,000													0	11,783
Monthly fee																			3,000	6,000	6,000
Unsecured loan																																		31,500		10,000
Interest rate																																				10.00%											10.00%		0.00%
Loans amended mandatory conversion price																																			$ 0.025
Interest on notes, accrued and forgiven																																		1,511
Gain/loss on extinguished debt	2,137											1,511																								(1,885)
Convertible debt	5,000										55,000					31,500																					45,000
Debt instrument, convertible, number of equity instruments															1,260,000	1,260,000
Debt instrument, convertible, conversion price	$ 0.03														$ 0.025	$ 0.025																				$ 0.03														$ 0.025	$ 0.025
Fair value of the conversion option	9,618																																			2,137
Amount of maximum payment limit per addendum																	50,000
Business combination, acquisition related costs												13,819
Sale of stock, number of shares issued in transaction																																								8,000,000	6,000,000	8,000,000
Proceeds from private placement offering		2,086,206									1,917,956				1,461,956																									200,000	150,000	200,000
Costs and expenses, related party														31,000
Number of shares issued as reimbursement														31,000,000
Stock repurchased and cancelled during period shares													13,000,000
Stock repurchased and cancelled during period value													$ 13,000

Derivative Liabilities - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended			2 Months Ended			12 Months Ended									12 Months Ended	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 16, 2010	Mar. 31, 2012		Apr. 30, 2011	Jul. 31, 2011	Jan. 31, 2011		Jan. 31, 2012	Jan. 31, 2011		Oct. 31, 2012	Mar. 19, 2012	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 22, 2010	Jan. 31, 2012 Convertible Notes	Apr. 30, 2011 Minimum	Jul. 31, 2011 Minimum	Oct. 31, 2012 Minimum	Jan. 31, 2012 Minimum		Jan. 31, 2011 Minimum	Jan. 31, 2012 Minimum Convertible Notes	Apr. 30, 2011 Maximum	Jul. 31, 2011 Maximum	Oct. 31, 2012 Maximum	Jan. 31, 2012 Maximum		Jan. 31, 2011 Maximum	Jan. 31, 2012 Maximum Convertible Notes	Jan. 31, 2012 1st Half	Jan. 31, 2012 2nd Half	Oct. 31, 2012 Unit Offering	Oct. 31, 2011 Unit Offering	Oct. 31, 2012 Unit Offering	Oct. 31, 2011 Unit Offering	Jan. 31, 2012 Unit Offering	Jan. 31, 2011 Unit Offering	Jan. 13, 2011 Unit Offering	Dec. 22, 2010 Unit Offering	Oct. 31, 2012 First Over-Allotment Option, Unit Offering	Oct. 31, 2011 First Over-Allotment Option, Unit Offering	Oct. 31, 2012 First Over-Allotment Option, Unit Offering	Oct. 31, 2011 First Over-Allotment Option, Unit Offering	Jan. 31, 2012 First Over-Allotment Option, Unit Offering	Apr. 30, 2011 First Over-Allotment Option, Unit Offering	Apr. 13, 2011 First Over-Allotment Option, Unit Offering	Apr. 07, 2011 First Over-Allotment Option, Unit Offering	Oct. 31, 2012 First and Second Over-Allotment Options, Closed	Oct. 31, 2011 First and Second Over-Allotment Options, Closed	Oct. 31, 2012 First and Second Over-Allotment Options, Closed	Oct. 31, 2011 First and Second Over-Allotment Options, Closed	Jan. 31, 2012 First and Second Over-Allotment Options, Closed	Jul. 15, 2011 First and Second Over-Allotment Options, Closed	Jun. 15, 2011 First and Second Over-Allotment Options, Closed	Oct. 31, 2012 Unit Offering	Oct. 31, 2012 Unit Offering	Mar. 16, 2012 Unit Offering
Derivative [Line Items]
Fair value of derivative warrant instruments	$ 11,755															$ 91,365																		$ 12,691		$ 12,691		$ 1,383,475	$ 2,305,770	$ 1,323,133	$ 1,323,133	$ 16,934		$ 16,934		$ 211,117	$ 88,824	$ 131,077	$ 71,973	$ 26,389		$ 26,389		$ 222,508	$ 102,957	$ 149,203	$ 23,308	$ 23,308	$ 101,985
Unrealized gain on derivative instruments																																		125,175	128,981	1,370,784	631,480	922,295	1,062,247			20,058	22,123	194,183	53,485	80,757				12,541	25,036	196,119	5,130	29,652			9	78,677
Warrants issued													4,250,000																			19,369,565	19,369,564
Warrants exercise price																																$ 0.125	$ 0.05
Common stock issuable upon exercise of warrants, conversion ratio		0.5
Units of securities, offering price						$ 0.025			$ 0.025			$ 0.1		$ 0.025	$ 0.025
Reduction to warrant exersice price																																$ 0.12
Number of shares issuable on anti dilution provisions of warrants																																20,176,630
Convertible notes	5,000							55,000
Gain/loss on extinguished debt	2,137								1,511
Discount on debt	9,618
Loss on change in fair value of derivative liability									$ 79,610
Market price		$ 0.05				$ 0.087		$ 0.064	$ 0.087		$ 0.012							$ 0.08	$ 0.07		$ 0.01		$ 0.05	$ 0.01	$ 0.1	$ 0.08		$ 0.05		$ 0.09	$ 0.05
Expected volatility rate		295.28%				257.95%		288.34%	266.74%									268.16%	257.60%	242.55%	246.00%			246.00%	284.75%	259.63%	337.17%	271.00%			271.00%
Risk-free interest rates		0.37%	[1]			0.48%	[2]		0.42%	[3]							0.25%	0.61% [1]	0.37% [1]	0.11% [4]	0.08%	[3],[4]			0.81% [1]	0.38% [1]	0.30% [4]	0.13%	[3],[4]
Expected terms		2 years		1 year 6 months	1 year 6 months	1 year 6 months			1 year 4 months 24 days											1 month 20 days	4 months 20 days			8 months 12 days			1 year 4 months 13 days	11 months 12 days			1 year

[1]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[3]	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.
[4]	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.

Liabilities for Estimated Fair Value of Derivative Warrant Instruments (Detail) (USD $)	1 Months Ended				2 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2012		Apr. 30, 2011		Jul. 31, 2011		Jan. 31, 2011		Oct. 31, 2012		Jan. 31, 2012		Jan. 31, 2011
Class of Warrant or Right [Line Items]
Common stock issuable upon exercise of warrants	2,125,000		4,000,000		4,000,000		30,739,129		41,671,194		38,739,129		30,739,129
Market price of the Companys common stock on the measurement dates	$ 0.05						$ 0.087		$ 0.012		$ 0.064		$ 0.087
Exercise price	$ 0.06		$ 0.125		$ 0.125		$ 0.125				$ 0.125		$ 0.125
Risk free interest rate	0.37%	[1]					0.48%	[2]					0.42%	[3]
Dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Volatility	295.28%						257.95%				288.34%		266.74%
Expected exercise term in years	2 years		1 year 6 months		1 year 6 months		1 year 6 months						1 year 4 months 24 days
Minimum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates			$ 0.08		$ 0.07		$ 0.05				$ 0.01		$ 0.05
Exercise price									$ 0.05
Risk free interest rate			0.61%	[1]	0.37%	[1]			0.11%	[4]	0.08%	[3],[4]
Volatility			268.16%		257.60%				242.55%		246.00%
Expected exercise term in years									1 month 20 days		4 months 20 days
Maximum
Class of Warrant or Right [Line Items]
Market price of the Companys common stock on the measurement dates			$ 0.1		$ 0.08		$ 0.09				$ 0.05		$ 0.09
Exercise price									$ 0.12
Risk free interest rate			0.81%	[1]	0.38%	[1]			0.30%	[4]	0.13%	[3],[4]
Volatility			284.75%		259.63%				337.17%		271.00%
Expected exercise term in years									1 year 4 months 13 days		11 months 12 days

[1]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[3]	The risk-free interest rate was determined by management using the 6-month and 1-year Treasury Bill as of January 31, 2012 and the average of 1 and 2 years Treasury Bill as of January 31, 2011.
[4]	The risk-free interest rate was determined by management using the 3- and 6-month and 1- and 2-year Treasury Bill yield as October 31, 2012 and the 6-month and 1-year Treasury Bill as of January 31, 2012.

Fair Value Measurements - Additional Information (Detail) (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Fair Value Measurements [Line Items]
Fair value of derivative liabilities	$ 79,322	$ 1,817,100	$ 2,305,770
Level 3
Fair Value Measurements [Line Items]
Fair value of derivative liabilities	$ 79,322	$ 1,817,100	$ 2,305,770

Reconciliation of Changes in Fair Value of Financial Assets and Liabilities Classified As Level 3 in Fair Value Hierarchy (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balances as of July 31, 2012 and 2011 , January 31, 2012 and 2011 and February 1,2012 and 2011	$ 237,087	$ 2,335,849	$ 1,817,100	$ 2,305,770	$ 2,305,770	$ 0
Change in fair value	(157,765)	(176,140)	(1,839,763)	(690,095)	(1,032,704)	1,062,247
Additions			101,985	544,034	544,034	1,334,888
Reductions					0	(91,365)
Ending balances as of October 31, 2012 and 2011 and January 31,2012 and 2011	79,322	2,159,709	79,322	2,159,709	1,817,100	2,305,770
Realized and unrealized gain (loss) on derivatives, net, included in earnings for the period ended October 31, 2012 and 2011 and January 31,2012 and 2011	$ 157,765	$ 176,140	$ 1,839,763	$ 690,095	$ 1,032,704	$ (1,062,247)

Equity - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended		1 Months Ended
	Sep. 16, 2010	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011	Mar. 19, 2012	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Jan. 13, 2011 Private Placement	Mar. 16, 2012 Private Placement	Dec. 22, 2010 Private Placement	Jan. 31, 2012 Private Placement	Aug. 04, 2011 AuroTellurio Option Agreement	Aug. 28, 2012 Issuance of Equity AuroTellurio Option Agreement	Jan. 31, 2012 1st Half	Feb. 01, 2012 1st Half Private Placement	Jan. 31, 2012 2nd Half	Feb. 01, 2012 2nd Half Private Placement	Jan. 31, 2012 Series A Preferred Stock and Warrants 1st Half	Jan. 31, 2012 Series A Preferred Stock and Warrants 2nd Half
Stockholders Equity Note [Line Items]
Units of securities issued		81,728,258	77,478,258						5,000,000	4,250,000	58,478,258	16,000,000
Proceeds from Sale of Units of securities		$ 2,106,956	$ 1,936,956						$ 125,000	$ 170,000		$ 400,000
Closing costs		20,750	19,000							1,750
Proceeds from private placement Offering		2,086,206	1,917,956								1,461,956
Number Of Shares in Each Unit										1
Warrant exercisable period										24 months	18 months
Exercise price of warrants										$ 0.06	$ 0.125				$ 0.125		$ 0.05		$ 0.125	$ 0.05
Warrants issued						4,250,000									19,369,565	19,369,565	19,369,564	19,369,564
Units of securities, offering price				$ 0.025	$ 0.1		$ 0.025	$ 0.025		$ 0.04	$ 0.025
Net proceeds from sale of units										168,250
Stock issued in acquisition, restricted shares													250,000	250,000
Common stock, price													$ 0.001	$ 0.015
Value of stock issued in acquisition													17,500	3,750
Convertible promissory notes, shares issued on conversion											3,660,000
Convertible promissory notes, conversion price per share	$ 0.03										$ 0.025
Number of units consist of one common share and a warrant to purchase one-half share											36,478,258
Number of units consist of one share of series a convertible preferred stock and warrants to purchase one half of one share of common stock											22,000,000
Units repurchased and cancelled									2,000,000
Value of units repurchased and cancelled									50,000
Gain on forgiveness of related party debt net				157,291
Gain on forgiveness accrued interest on promissory notes	2,137			1,511
Gain on forgiveness related party accounts payable				157,665
Gain on forgiveness of related party debt gross				159,176
Loss on the extinguishment of debt related to convertible notes				$ 1,885

Stock-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended				9 Months Ended	12 Months Ended			1 Months Ended
	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 31, 2010	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Mar. 19, 2012	Oct. 31, 2012 Related Party	Oct. 31, 2011 Related Party	Oct. 31, 2012 Related Party	Oct. 31, 2011 Related Party	Mar. 19, 2012 Unrelated Party	Mar. 16, 2012 Unrelated Party	Oct. 15, 2010 Unrelated Party	Dec. 15, 2010 Unrelated Party Legal Services	Jul. 27, 2012 Employee and Outside Consultant	Aug. 04, 2012 Employee and Outside Consultant	May 04, 2012 Employee and Outside Consultant	Jul. 27, 2011 Employee and Outside Consultant	Oct. 31, 2012 Employee and Outside Consultant	Jan. 31, 2012 Employee and Outside Consultant	Oct. 31, 2012 2007 Stock option Plan	Jan. 31, 2012 2007 Stock option Plan	Jul. 31, 2012 Restricted Stock	Mar. 16, 2012 Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for consulting services	$ 50,000	$ 10,555	$ 12,500	$ 12,500	$ 0	$ 125,000	$ 10,555	$ 10,555	$ 1,945						$ 125,000	$ 50,000	$ 220,000	$ 12,500										$ 50,000
Common stock issued for consulting services (in shares)	1,000,000	500,000	500,000	500,000		1,250,000									1,250,000	1,000,000	4,000,000	500,000										1,000,000
Price of common stock issued for consulting services, per share		$ 0.025	$ 0.025						$ 0.025	$ 0.1					$ 0.1	$ 0.5	$ 0.05	$ 0.025										$ 0.05
Share Based Compensation, Cancellation of Shares																											1,000,000
Share Based Compensation, Value of Cancelled Shares																											50,000
Stock-based compensation plan, authorized shares																									16,000,000	16,000,000
Stock-based compensation plan, available for future grant, shares																									6,000,000	5,000,000
Options granted to purchase common stock, shares																						11,000,000
Options term																						10 years
Options exercise price																						$ 0.09
Number of options vested																			3,333,333			3,666,667	7,000,000
Non-vested option																					666,667
Option vested, expired																				333,333
Stock based compensation, related party attributable options											74,997	82,498	232,779	412,487
Outstanding options, intrinsic value						0		0
Stock based compensation expense								234,445																494,984
Unrecognized compensation cost						$ 224,993																		$ 494,984
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition																								1 year 6 months

Fair Value of Options Granted Measured at Date of Grant Using Black-Scholes Model (Detail) (USD $)	2 Months Ended
Jul. 31, 2011
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Market price of the Company's common stock on grant date	$ 0.09
Risk free interest rate (1)	3.01% [1]
Dividend yield	0.00%
Volatility	259.13%
Expected life	6 years
Expected forfeiture rate	0.00%

[1]	The risk-free interest rate was determined by management using the 10-year Treasury Bill yield as of the grant date.

Status of Warrants Granted (Detail) (2007 Warrants)	Jan. 31, 2012	Jan. 31, 2011
2007 Warrants
Class of Warrant or Right [Line Items]
Shares Outstanding	1,190,000	1,190,000
Average Exercise Price, Outstanding	0.75	0.75

Status of Warrants Outstanding (Detail) (Range Of Exercise Prices 0.75, USD $)	12 Months Ended
Jan. 31, 2012
Range Of Exercise Prices 0.75
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	1,190,000
Weighted Average Remaining Life Years, Outstanding	5 months 16 days
Weighted Average Exercise Price, Outstanding	0.75
Number of Exercisable Warrants	1,190,000
Weighted Average Exercise Price, Exercisable	$ 0.75

Company's Deferred Income Tax Assets (Detail) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Deferred Tax Assets [Line Items]
Loss carryforwards	$ 628,063	$ 351,569
Less - valuation allowance	(628,063)	(351,569)
Total net deferred tax assets	$ 0	$ 0

Income Taxes - Additional Information (Detail) (USD $)	Jan. 31, 2012
Deferred Tax Assets [Line Items]
Operating loss carryforwards	$ 1,794,467

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	102 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Aug. 28, 2012	Jun. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Oct. 31, 2012	Aug. 28, 2012 Issuance of Equity	Jan. 31, 2012 MPX	Nov. 04, 2011 MPX	Jan. 31, 2012 MPX Subsequent Event	Oct. 31, 2012 Surface Rights Agreement m	Jan. 31, 2012 Surface Rights Agreement m	Aug. 04, 2011 AuroTellurio Option Agreement	Feb. 11, 2011 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement	Jan. 31, 2012 AuroTellurio Option Agreement	Oct. 31, 2012 AuroTellurio Option Agreement Year One	Jan. 31, 2012 AuroTellurio Option Agreement Year One	Oct. 31, 2012 AuroTellurio Option Agreement Following three years	Jan. 31, 2012 AuroTellurio Option Agreement Following three years	Oct. 31, 2012 AuroTellurio Option Agreement First Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement First Anniversary	Oct. 31, 2012 AuroTellurio Option Agreement Second Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement Second Anniversary	Oct. 31, 2012 AuroTellurio Option Agreement Third Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement Third Anniversary	Oct. 31, 2012 AuroTellurio Option Agreement Forth Anniversary	Jan. 31, 2012 AuroTellurio Option Agreement Forth Anniversary
Commitments and Contingencies Disclosure [Line Items]
Purchase price, in cash																	$ 30,000								$ 40,000	$ 40,000	$ 50,000	$ 50,000	$ 70,000	$ 70,000	$ 100,000	$ 100,000
Purchase price, in restricted shares of common stock											250,000						250,000								250,000	250,000	300,000	300,000	350,000	350,000	500,000	500,000
Acquired interest	20.00%				20.00%		20.00%				20.00%								20.00%	20.00%	20.00%	20.00%	60.00%	60.00%
Aggregate cash to be paid in acquisition					40,000	10,000	10,000	20,000	30,000	70,000									290,000	290,000
Stock to be issued in acquisition, shares																			1,650,000	1,650,000
Cumulative exploration expenditures																			3,000,000	3,000,000
Cumulative exploration expenditures, period															12 months	12 months			4 years	4 years
Cumulative exploration expenditures, per year	750,000				750,000		750,000												750,000	750,000
Legal and beneficial ownership interest to be acquired in the AuroTelurio Property																		80.00%
Effective date															Jun 17, 2011	Jun 17, 2011
Exploration expense															14,400	14,400
Initial drilling program, meters															3,000	3,000
Exploration and development expenditures					654,627		433,755
Total expenses		1,039,807
Estimated survey charges													69,260
Mineral property expenses			37,987	85,387	220,872	215,795	355,653	52,452	433,755	654,627		65,334		6,926
Standby charges														$ 3,000

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended		102 Months Ended				1 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended
	Mar. 16, 2012	Feb. 28, 2011	Jan. 18, 2011	Dec. 31, 2010	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Oct. 31, 2012	Mar. 19, 2012	Jan. 31, 2012 1st Half	Jan. 31, 2012 2nd Half	Mar. 19, 2012 Unrelated Party	Mar. 16, 2012 Unrelated Party	Oct. 15, 2010 Unrelated Party	Jan. 31, 2012 Chief Executive Officer	Jan. 13, 2011 Private Placement	Mar. 16, 2012 Private Placement	Dec. 22, 2010 Private Placement	Jan. 31, 2012 Private Placement	Feb. 01, 2012 Private Placement 1st Half	Feb. 01, 2012 Private Placement 2nd Half
Subsequent Event [Line Items]
Warrants issued	4,250,000											19,369,565	19,369,564									19,369,565	19,369,564
Exercise price of warrants																			$ 0.06			$ 0.125	$ 0.05
Units of securities issued										81,728,258								5,000,000	4,250,000	58,478,258	16,000,000
Proceeds from Sale of Units of securities								$ 17,500		$ 2,106,956								$ 125,000	$ 170,000	$ 1,461,956	$ 400,000
Units of securities, offering price		$ 0.025	$ 0.025						$ 0.025		$ 0.1			$ 0.1	$ 0.5	$ 0.05			$ 0.04	$ 0.025
Warrant exercisable period																			24 months	18 months
Monthly compensations to officers																	2,000
Common stock issued for consulting services	$ 50,000	$ 10,555	$ 12,500	$ 12,500	$ 0	$ 125,000	$ 10,555	$ 10,555	$ 1,945					$ 125,000	$ 50,000	$ 220,000
Common stock issued for consulting services (in shares)	1,000,000	500,000	500,000	500,000		1,250,000								1,250,000	1,000,000	4,000,000